Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Income Taxes [Line Items]
Income Taxes

15.     Income Taxes

The income tax provision for all periods consists of federal and state taxes that are based on an estimated effective tax rates applicable for the full years ended December 31, 2021 and 2020, after giving effect to items specifically related to the interim periods.

The effective income tax rates for the three months ended March 31, 2021 and 2020 were 0.0% and 9.0%, respectively, resulting in a tax benefit of $0 and $4,653, respectively. The principal factor affecting the comparability of the effective income tax rates for the respective periods is the Company’s valuation allowance that was recorded in 2020. The Company recorded a valuation allowance on its deferred tax assets as a result of the Company’s net deferred tax position shifting from a tax liability to a cumulative tax asset position during the first quarter of 2020. After weighing the evidence, the Company does not believe it is more likely than not to be able to utilize its net operating losses.

The tax benefit relates to the reversal of the Company’s previous deferred tax liability position which was primarily related to indefinite lived intangibles.

The Company did not have cash payments for income taxes for the three months ended March 31, 2021 and 2020.

16.     Income Taxes

A summary of the Company’s current and deferred tax provision is as follows:

	Year Ended December 31,
	2020	2019
Current income tax provision
State	$17	$26
Total current income tax provision	17	26

Deferred income tax benefit
Federal	(2,366)	(40,691)
State	(2,351)	(15,448)
Total deferred income tax benefit	(4,717)	(56,139)
Total provision for income taxes	(4,700)	$(56,113)

A reconciliation of the U.S. federal statutory income tax rate to the Company’s effective income tax rate is as follows:

	Year Ended December 31,
	2020	2019
Federal statutory income tax rate	21.0%	21.0%
State income taxes, net of federal benefits	3.0%	4.9%
Research and development tax credits	1.0%	1.0%
Interest accretion expense	5.5%	(5.7)%
Change in valuation allowance	(21.6)%	—
Mark to market warrant	(5.7)%	—
Other permanent items	(1.0)%	(0.3)%
Effective income tax rate	2.2%	20.9%

Net deferred tax liabilities as of years ended December 31, 2020 and 2019 consisted of the following:

	Year Ended December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforwards	$53,495	$39,188
Research and development tax credit carryforwards	5,673	4,702
Stock-based compensation expense	1,304	535
Startup costs	729	785
Intangible assets	4,544	5,059
Deferred revenue	3,226	779
Unicap	6	6
Imputed interest on contingent payments	2,340	3,705
Legal fee capitalization and amortization	1,587	1,107
Other	1,158	342
Total deferred tax assets	74,062	56,208
Deferred tax liabilities:
In-process research and development	(27,930)	(60,933)
Total deferred tax liabilities	(27,930)	(60,933)
Valuation allowance	(46,139)	—
Net deferred tax liabilities	$(7)	$(4,725)

A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

Unrecognized Tax Benefits
Balance at December 31, 2018	$544
Increase related to prior year tax positions	—
Increase related to current year tax provisions	242
Decrease for settlements	—
Reduction for lapse of applicable statute of limitations	—
Balance at December 31, 2019	$786
Increase related to prior year tax positions	—
Increase related to current year tax provisions	242
Decrease for settlements	—
Reduction for lapse of applicable statute of limitations	—
Balance at December 31, 2020	$1,028

As of year ended December 31, 2020, the Company had U.S. federal and state net operating loss carryforwards of $216,765 and $7,974, respectively, which may be available to offset future taxable income and begin to expire in 2040. As of year ended December 31, 2020, the Company also had U.S. federal and state research and development tax credit carryforwards of $4,829 and $2,285, respectively, which may be available to offset future tax liabilities and begin to expire in 2032.

Utilization of the U.S. federal and state net operating loss carryforwards and research and development tax credit carryforwards may be subject to an annual limitation under Sections 382 and 383 of the Internal Revenue Code of 1986, and corresponding provisions of state law, due to ownership changes that have occurred previously or that could occur in the future. These ownership changes may limit the amount of carryforwards that can be utilized annually to offset future taxable income or tax liabilities. In general, an ownership change, as defined by Section 382, results from transactions increasing the ownership of certain stockholders in the stock of a corporation by more than 50% over a three-year period. A corporation that experiences an ownership change is subject to an annual limitation under Section 382, which is determined by first multiplying the value of the Company’s stock at the time of the ownership change by the applicable long-term tax-exempt rate subject to additional adjustments, as required. The Company experienced an ownership change on August 15, 2017. The annual limitation from the ownership change is not expected to result in the expiration of net operating losses or research and development credits before utilization.

The realization of deferred tax assets is dependent upon the Company’s ability to generate taxable income in future years. Accounting Standards Codification 740-10, Income Taxes, requires a valuation allowance to be applied against deferred tax assets when it is considered “more likely than not” that some or all of the gross deferred tax asset will not be realized. The Company considers all available positive and negative evidence, including scheduled reversals of deferred tax liabilities, projected future taxable income, tax planning strategies, and recent financial performance.

In 2019, the Company determined its’ year ended December 31, 2018 income tax provision contained errors that resulted in a net $1,940 overstatement of the Company’s deferred income tax liabilities, and a corresponding $1,940 understatement to its deferred income tax benefit. An impairment charge related to the Company’s decision to cease funding the development of the extra-cellular matrix and umbilical cord matrix programs was improperly treated as a permanent addback, resulting in an overstatement of $2,278 in deferred income tax liabilities and a corresponding $2,278 understatement in the reported deferred income tax benefit. This error was partially offset by the Company’s improper treatment of certain non-qualified stock option activity as a permanent difference, resulting in an understatement of $338 to deferred income tax liabilities and a corresponding overstatement of $338 in the reported deferred income tax benefit. These errors were deemed not material to the financial statements for the period ended December 31, 2018 and, therefore, prior period figures were not adjusted. The Company corrected these errors in the period ended December 31, 2019, which resulted in a $1,940 reduction to the deferred income tax liabilities and a $1,940 increase to the deferred income tax benefit.

At December 31, 2020, based upon the weight of available evidence, including the reversal of deferred tax liabilities, the Company concluded that it is not more likely than not that the benefits of the federal and state deferred tax assets will be realized. Accordingly, the Company has recorded valuation allowance against its federal and state gross deferred tax assets.

The impact of an uncertain income tax position is recognized at the largest amount that is “more likely than not” to be sustained upon audit by the relevant taxing authority. An uncertain tax position will not be recognized if it has less than a 50% likelihood of being sustained.

As of December 31, 2020 and 2019, the Company had gross unrecognized tax benefits of $1,028 and $786, respectively. The Company does not expect that there will be a significant change in the unrecognized tax benefits over the next 12 months. The Company’s policy is to record interest and penalties related to income taxes as part of its income tax provision. As of December 31, 2020 and 2019, the Company had no accrued interest or penalties related to uncertain tax positions and no amounts had been recognized in the Company’s consolidated statements of operations and comprehensive loss. The Company files income tax returns in the U.S. and numerous states, as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by federal and state jurisdictions, where applicable. There are currently no pending tax examinations. The Company is open to future tax examination under statute from 2016 to the present; however, carryforward attributes that were acquired may still be adjusted upon examination by federal, state or local tax authorities if they either have been or will be used in a future period.

The Company sold $4,005 of its net operating losses and unused R&D tax credits through the New Jersey Economic Development Authority’s Technology Business Tax Certificate Transfer Program during 2020. The income resulting from the sale of net operating losses and unused R&D tax credits is recorded as a component of other income (expense) on the consolidated statement of operations.

Gx Acquisition Corp [Member]
Income Taxes [Line Items]
Income Taxes

NOTE 10. INCOME TAXES

The following is a summary of the Company’s net deferred tax (liability) asset:

	As of December 31,
	2020	2019
Deferred tax (liability) asset
Unrealized (gain) loss on marketable securities	$(602)	$1,653
Total deferred tax (liability) assets	(602)	1,653
Valuation Allowance	—	—
Deferred tax (liability) asset, net of allowance	$(602)	$1,653

The provision for income taxes consists of the following:

	Year Ended December 31,
	2020	2019
Federal
Current	$189,389	$669,883
Deferred	2,255	(1,653)

State and Local
Current	—	—
Deferred	—	—

Change in valuation allowance	—	—

Income tax provision	$191,644	$668,230

As of December 31, 2020 and 2019, the Company had did not have any of U.S. federal or state net operating loss carryovers available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	Year Ended December 31,
	2020	2019
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	—	—
Change in fair value of warrant liability	(21.4)%	(72.2)%
Business combination expenses	—	—
Valuation allowance	—	—
Income tax provision	(0.4)%	(51.2)%

The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns since inception remain open and subject to examination by the taxing authorities.

On March 27, 2020, the CARES Act was enacted in response to COVID-19 pandemic. Under ASC 740, the effects of changes in tax rates and laws are recognized in the period which the new legislation is enacted. The CARES Act made various tax law changes including among other things (i) increasing the limitation under Section 163(j) of the Internal Revenue Code of 1986, as amended (the “IRC”) for 2019 and 2020 to permit additional expensing of interest (ii) enacting a technical correction so that qualified improvement property can be immediately expensed under IRC Section 168(k), (iii) making modifications to the federal net operating loss rules including permitting federal net operating losses incurred in 2018, 2019, and 2020 to be carried back to the five preceding taxable years in order to generate a refund of previously paid income taxes and (iv) enhancing the recoverability of alternative minimum tax credits. Given the Company’s full valuation allowance position and capitalization of all costs, the CARES Act did not have an impact on the financial statements.